SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.36%
Argentina — 0.57%
21,466	Corp. America Airports SA*	$357,194

Brazil — 5.42%
103,000	Banco do Brasil SA	490,669
544,291	Cia Brasileira de Aluminio*	676,700
108,300	Hypera SA	558,927
95,300	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	392,104
147,500	Lojas Renner SA	330,616
81,500	Sao Martinho SA	477,036
146,440	SLC Agricola SA	458,435
		3,384,487
Chile — 2.49%
51,973	Antofagasta Plc	1,381,236
4,300	Sociedad Quimica y Minera de Chile SA, ADR	175,225
		1,556,461
China — 22.02%
253,100	Alibaba Group Holding Ltd.	2,281,150
58,700	Baidu, Inc., Class A*	635,489
157,898	Beijing New Building Materials Plc, Class A	643,853
346,000	China Merchants Bank Co. Ltd., Class H	1,572,274
552,500	China Overseas Land & Investment Ltd.	956,362
656,000	Chinasoft International Ltd.	344,091
778,000	CIMC Enric Holdings Ltd.	784,501
794,000	CSPC Pharmaceutical Group Ltd.	632,334
291,000	Flat Glass Group Co. Ltd., Class H	426,986
120,200	Midea Group Co. Ltd., Class A	1,065,663
241,999	Ping An Insurance Group Co. of China Ltd., Series H	1,096,395
34,392	Sieyuan Electric Co. Ltd., Class A	316,080
227,000	SITC International Holdings Co. Ltd.	615,531
1,092,000	Topsports International Holdings Ltd.(a)	579,853
9,650	Trip.com Group Ltd.*	456,695
128,395	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	293,315
535,093	Xinyi Glass Holdings Ltd.	585,992
721,800	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	465,599
		13,752,163
Egypt — 0.87%
366,675	Commercial International Bank Egypt SAE, GDR	545,000

Greece — 0.86%
331,408	Alpha Services and Holdings SA*	539,435

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Hong Kong — 1.28%
815,000	Pacific Basin Shipping Ltd.	$256,875
182,100	Samsonite International SA(a)	542,783
		799,658
Hungary — 1.16%
14,647	OTP Bank Nyrt	726,530

India — 11.88%
137,272	Apollo Tyres Ltd.	889,925
107,943	Axis Bank Ltd.	1,635,857
176,056	Hindalco Industries Ltd.	1,459,396
81,682	KEC International Ltd.	867,425
452,306	Redington Ltd.	1,160,186
40,333	Shriram Finance Ltd.	1,404,844
		7,417,633
Indonesia — 2.14%
2,200,900	Bank Negara Indonesia Persero Tbk PT	624,514
3,762,900	Telkom Indonesia Persero Tbk PT	714,903
		1,339,417
Korea — 11.72%
11,295	DB Insurance Co. Ltd.	935,824
24,953	Hana Financial Group, Inc.	1,097,433
5,405	Hyundai Motor Co.	1,152,659
53,278	Samsung Electronics Co. Ltd.	3,135,614
5,869	SK Hynix, Inc.*	996,020
		7,317,550
Mexico — 2.82%
494,514	Gentera SAB de CV	612,770
91,455	Grupo Comercial Chedraui SA de CV	633,811
68,800	Regional SAB de CV	515,051
		1,761,632
Pakistan — 0.70%
988,944	Habib Bank Ltd.	439,650

Peru — 1.33%
5,150	Credicorp Ltd.	830,850

Philippines — 1.15%
327,430	BDO Unibank, Inc.	715,116

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),(d)	$0
893,930	United Co. RUSAL International PJSC*,(b),(c),(d)	0
		0
Saudi Arabia — 1.19%
75,029	Saudi National Bank (The)	740,105

South Africa — 7.07%
931,633	Growthpoint Properties Ltd., REIT	622,211
56,603	Mr Price Group Ltd.	640,562
84,364	MTN Group Ltd.	392,579
11,228	Naspers Ltd., Class N	2,205,093
816,092	Old Mutual Ltd.	555,881
		4,416,326
Taiwan — 16.27%
135,005	Chailease Holding Co. Ltd.	637,222
45,000	Globalwafers Co. Ltd.	745,142
86,452	Innodisk Corp.	802,629
14,703	Lotes Co. Ltd.	736,993
16,000	MediaTek, Inc.	689,095
201,960	Taiwan Semiconductor Manufacturing Co. Ltd.	5,983,595
113,995	Taiwan Union Technology Corp.	566,931
		10,161,607
Thailand — 0.81%
149,000	Kasikornbank Public Co. Ltd.	508,070

Turkey — 1.08%
97,063	KOC Holding AS	675,450

United Arab Emirates — 1.26%
460,725	Aldar Properties PJSC	785,286

United Kingdom — 0.86%
103,694	Pepco Group NV*,(a)	537,185

United States — 0.87%
36,209	Laureate Education, Inc.	540,962

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Vietnam — 1.54%
676,500	Ho Chi Minh City Development Joint Stock Commercial Bank	$609,990
239,150	Vinhomes JSC*,(a)	352,963
		962,953
Total Common Stocks		60,810,720
(Cost $56,311,913)
Preferred Stocks — 2.07%
Brazil — 0.69%
59,700	Centrais Eletricas Brasileiras SA,, Class B, 4.31%	428,679

Colombia — 0.58%
75,760	Banco Davivienda SA, 4.61%	365,040

Korea — 0.80%
10,910	Samsung Electronics Co. Ltd., 2.23%	500,952

Total Preferred Stocks		1,294,671
(Cost $1,569,243)
Investment Company — 0.11%
67,813	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (e)	67,813
Total Investment Company		67,813
(Cost $67,813)
Total Investments		$62,173,204
(Cost $57,948,969) — 99.54%
Other assets in excess of liabilities — 0.46%		288,016
NET ASSETS — 100.00%		$62,461,220

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security subject to legal or contractual restrictions on resale.
(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Abbreviations used are defined below:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	27.53%
Information Technology	26.38%
Consumer Discretionary	17.97%
Industrials	9.67%
Materials	5.63%
Real Estate	4.35%
Communication Services	2.79%
Consumer Staples	2.51%
Health Care	1.91%
Utilities	0.69%
Other*	0.57%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.